Cover	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-40903
Entity Registrant Name	HEALTHCARE TRIANGLE, INC.
Entity Central Index Key	0001839285
Entity Tax Identification Number	84-3559776
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7901 Stoneridge Dr.
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Pleasanton
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94588
City Area Code	925
Local Phone Number	270-4812
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	HCTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false